SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Total revenues	$ 503,568	$ 446,103	$ 398,151
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Total revenues	$ 232,954	$ 218,915	$ 175,749
Revenues (as a percent)	46.30%	49.10%	44.10%
North America
Segment reporting
Total revenues	$ 171,553	$ 91,520	$ 81,203
Revenues (as a percent)	34.10%	20.50%	20.40%
Other countries
Segment reporting
Total revenues	$ 99,061	$ 135,668	$ 141,199
Revenues (as a percent)	19.60%	30.40%	35.50%